Description Of Organization, Business Operations And Going Concern Consideration - Additional Information (Detail) - USD ($)				3 Months Ended			12 Months Ended
	Aug. 16, 2022	Mar. 01, 2022	Nov. 16, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Entity incorporation, date of incorporation				Oct. 14, 2021
Proceeds from initial public offering				$ 0	$ 316,250,000	$ 0	$ 316,250,000
Proceeds from Issuance of Warrants				$ 0	12,223,750	0	$ 12,223,750
Threshold minimum aggregate fair market value as a percentage of the net assets held in the trust Account				80.00%			80.00%
Net tangible assets				$ 5,000,001			$ 5,000,001
Threshold percentage of public shares subject to redemption without the company prior written consent				15.00%			15.00%
Obligation to redeem public shares if entity does not complete a business combination percentage				100.00%			100.00%
Months to complete acquisition				15 months			15 months
Maximum period to complete acquisition				17 months
Dissolution expenses				$ 100,000			$ 100,000
Cash and cash equivalents at carrying value				75,000			477,000
Proceeds from related party debt				0	$ 161,543	$ 85,000	161,543
Taxes payable				$ 1,600,000			$ 1,100,000
Percentage of federal excise tax on stock buy back	1.00%
Effective date for levy of federal excise tax on stock buy back	Jan. 01, 2023
Estimated business combination date				Jun. 01, 2023			Jun. 01, 2023
Working capital deficit				$ 6,000,000			$ 3,400,000
Sponsor [Member]
Stock Issued During Period, Value, New Issues				25,000			25,000
Sponsor [Member] | Warrant [Member]
Debt conversion				$ 1,500,000			$ 1,500,000
Sponsor [Member] | Promissory Note [Member]
Debt instrument maturity date			Mar. 04, 2022
Proceeds from related party debt			$ 242,000
Minimum [Member]
Period within which Business combination shall be completed from the closing of initial public offer				15 months			15 months
Maximum period to complete acquisition				16 months			17 months
Maximum [Member]
Period within which Business combination shall be completed from the closing of initial public offer				18 months			18 months
Maximum period to complete acquisition				18 months			18 months
Business Combination [Member]
Business acquisition, percentage of voting interests acquired				50.00%			50.00%
Common Class A [Member]
Shares issued, price per share				$ 10.15
Cash deposited in restricted assets for extending business combination completion period, per share value				$ 0.033			$ 0.033
Cash deposited in restricted assets for extending business combination completion period amount				$ 1,043,625			$ 1,043,625
IPO [Member]
Shares issued, price per share				$ 10.15			$ 10.15
Stock Issued During Period, Value, New Issues				$ 321,000,000			$ 321,000,000
IPO [Member] | Common Class A [Member]
Stock issued during period, shares new issues		31,625,000
Shares issued, price per share		$ 10
Proceeds from initial public offering		$ 316,300,000
Offering cost		$ 4,700,000
Over-Allotment Option [Member] | Common Class A [Member]
Stock issued during period, shares new issues		4,125,000
Private Placement [Member] | Private Placement Warrants [Member]
Proceeds from initial public offering				$ 12,223,750			$ 12,223,750
Price of warrant				$ 1			$ 1
Proceeds from Issuance of Warrants				$ 12,200,000			$ 12,200,000
Additional issuance of warrants				1,043,625			1,043,625